Inventories (Details) - Schedule of inventories	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventory [Line Items]
Total inventories	¥ 2,403,818	$ 345,148	¥ 6,841,745
Holographic Accessories [Member]
Inventory [Line Items]
Total inventories	1,494,770	214,624	1,590,495
Semiconductor [Member]
Inventory [Line Items]
Total inventories	¥ 909,048	$ 130,524	¥ 5,251,250